                               EVERGREEN
                              INCOME FUNDS

          (Photos of Mt. Rushmore, a building and the Capitol)

                              SEMI-ANNUAL
                                 REPORT

                           DECEMBER 31, 1995

              (the Evergreen Funds tree logo appears here)

                             EVERGREEN INCOME FUNDS
                               TABLE OF CONTENTS

(Photo of                                         Economic Overview.........................................................     1
Mt. Rushmore)                       MANAGED BOND  A Report From Your Portfolio Manager......................................     3
                                            FUND  Statement of Investments..................................................     4
                                                  Statement of Assets and Liabilities.......................................     5
                                                  Statement of Operations...................................................     6
                                                  Statement of Changes in Net Assets........................................     7
                                                  Financial Highlights......................................................     8

(Photo of                     SHORT-INTERMEDIATE  A Report From Your Portfolio Manager......................................    9
building)                              BOND FUND  Statement of Investments..................................................   10
                                                  Statement of Assets and Liabilities.......................................   12
                                                  Statement of Operations...................................................   13
                                                  Statement of Changes in Net Assets........................................   14
                                                  Financial Highlights......................................................   15

(Photo of                        U.S. GOVERNMENT  A Report From Your Portfolio Manager......................................    18
the Capitol)                                FUND  Statement of Investments..................................................    19

                                                  Statement of Assets and Liabilities.......................................    20
                                                  Statement of Operations...................................................    21
                                                  Statement of Changes in Net Assets........................................    22
                                                  Financial Highlights......................................................    23
                                                  Combined Notes to Financial Statements....................................   26
                                                  Trustees and Officers.........................................Inside Back Cover


                             EVERGREEN INCOME FUNDS
ECONOMIC OVERVIEW
BY STEPHEN A. LIEBER, CHAIRMAN
EVERGREEN ASSET MANAGEMENT CORP.
   As 1995 ended, there was a general high level of      (Photo of Stephen E.
confidence in the national ability to control            Lieber)
inflation. In the broadest consensus on economic
matters that we had seen in decades, we found
expectations that the United
States will have no more than a 2.5% rate of inflation through 1996. Expectations of controlled inflation allowed interest rates to fall, as measured by the 30-year U. S. Treasury bond, from a peak of almost 8% at the beginning of 1995, to 6% in December. Investors throughout the world normally expect a 3% real (net after inflation) rate of return, and in some periods of greater volatility in the inflation rate, up to a 4% real rate of return. Assuming a 2.5% inflation rate, real returns at the end of 1995 calculated to be 3.5%. If the rate of inflation remains steadily below 2.5%, or even trends downward in 1996, it is reasonable to expect that long-term interest rates will range around current levels or, move even lower, but with one caveat.
   That caveat has to do with the value of the dollar relative to the currencies of the other major trading nations. Since the beginning of the current major decline in interest rates in August, the dollar has been growing gradually stronger against the German mark and the Japanese yen. This has supported international confidence in investing in dollar obligations, as has the decline in our inflation rate. Thus, we must look at 1996 prospects for the dollar as well as for our inflation rate. The dollar is subject to political risks as well as economic trends.
   The central political issue related to the dollar and, in the longer run, to inflation prospects has to do with the United States budget deficit, notwithstanding that its deficit as a percentage of Gross Domestic Product ranks the U.S. comparative position as one of the lowest among major industrial nations. If the current negotiations between the legislative and the executive branches over budget legislation produce a program for deficit control which will be widely considered likely to succeed, there should be broader foreign confidence in our currency and less apprehension over the resurgence of inflation.
   The key challenge to the equity markets in this environment of preoccupation with inflation control and deficit reduction is whether fiscal policy and corporate strategies will permit sufficient growth to meet investor expectations of increasing corporate earnings. Corporations are focused on tight cost control to compete globally. Frequently, corporate productivity gains, particularly for manufacturing and service industries, are obtained through employment reduction. This has deflationary consequences that may prove positive to the bond market, but inherently slows consumer demand and creates a drag effect on production growth. Our conclusion is that the economic and political conditions likely to prevail at least at the beginning of 1996, will tend to support expectations of controlled inflation, but not allow rapid expansion of corporate profits. For those equity investors who anticipate earnings growth from corporations positively affected by sustained lower interest rates, the environment should be offering satisfactory returns. For those who expect sizable growth in cyclical industries, the likelihood is that such returns will only be obtained by corporations with classical turnaround situations, restructuring, or the introduction of new or higher profit-margin products. Outstanding profit gains are likely to be readily achieved by companies with either innovative products or services, or participation in exceptionally high-growth markets.
   We see 1996 as a year of less widespread gains than those of 1995, as optimism will likely be tempered by the realization that effective inflation control and cost reduction by government and industry incurs the risk of slowed growth. However, the real return-driven demand in a low-inflation environment should support new opportunities in both bonds and equities.
                                                                               1

                             EVERGREEN INCOME FUNDS
ECONOMIC OVERVIEW -- (CONTINUED)
   With a projected low inflation rate likely to persist through 1996, income investing should center on the real rate of return above the inflation rate. Historically, the highest grade, U.S. government, long-term bonds provide returns of 3% to 4% above the inflation rate. The 3% level is reached during a period of stability and confidence. Once the current discord over budget planning within the Congress, and between the Congress and the Executive is settled, and if there is a general consensus that is realistic in sustaining a very low inflation rate economy, there is likelihood that the real rate of return will move toward the 3% level. This provides for optimism about investing results in the bond market. The trend of the bond market, in turn, impacts that of other yield-driven investments, ranging from high dividend return common stocks to preferred stocks and mortgage obligations, so that we may well anticipate a favorable environment for investing in these sectors of the investment market. A cautionary note must be sounded since recessionary trends are one of the consequences of a slowed economy with a low level of inflation which create credit problems in certain sectors of the economy. With such a risk evident, a prudent policy may well include avoidance of lower grade obligations and income securities with potential credit risks because of slowed consumer, commercial, or industrial demand. Low inflation and high-quality investments may well be the key notes for fixed income investing in 1996.
2

                          EVERGREEN MANAGED BOND FUND

A REPORT FROM YOUR
PORTFOLIO MANAGER
GLEN INSLEY
   During the second half of 1995, the Federal Reserve lowered    (Photo of
the Federal Funds rate twice, each time by 0.25%. These           Glen Insley)
reductions were in response to the Fed believing that the
steps taken in 1994 to slow the economy and head off inflation had been effective.
   With the weak economic environment that prevailed during
the second half of 1995, interest rates continued to decline on investments of all maturities. Yields on three-month
Treasury Bills were down by .50% (50 basis points) while
30-year Treasury yields declined .67% to close the year at
5.95%.
   Evergreen Managed Bond Fund was positioned to take
advantage of these favorable
market conditions. The portfolio mix was adjusted slightly,
and the duration was extended to 106% of that of its benchmark index, the Lehman Brothers Government/Corporate Index*. The Fund appreciated as interest rates declined.
   The Fund continues to carry a somewhat longer than average duration of 106% of its benchmark index. Extensions were undertaken in mid-November with mortgage-backed and Treasury purchases, and then again in mid-December on the brief spike upward in interest rates. The mortgage-backed purchase slightly adjusted the portfolio mix between government securities and mortgage-backed securities, and also provided a slight yield pick-up for the Fund. The end of year composition was 40.2% of net assets in Treasury securities, 38.1% in corporate bonds, 15.0% in mortgage-backed securities and 4.0% in government agency securities. Credit quality of the Fund remains high with 59.4% of net assets in AAA and U.S. Government securities, 1.9% in AA and 36.0% in A. The average maturity of the Fund at December 31, was 9.66 years.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
* AN UNMANAGED INDEX OF SELECTED SECURITIES. AN INVESTMENT CAN NOT BE MADE IN AN INDEX.
ON JANUARY 8, 1996, MANAGED BOND FUND SIGNED AN AGREEMENT AND PLAN OF REORGANIZATION TO EXCHANGE SUBSTANTIALLY ALL OF ITS NET ASSETS FOR SHARES OF EVERGREEN INTERMEDIATE-TERM BOND FUND. ON FEBRUARY 12, 1996, MANAGED BOND'S SHAREHOLDERS APPROVED THE PROPOSED TRANSACTION WHICH IS SCHEDULED TO TAKE PLACE ON OR ABOUT FEBRUARY 29, 1996.
                                                                               3

(Photo of                  EVERGREEN MANAGED BOND FUND
Mt. Rushmore)                STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995
                                  (UNAUDITED)

 PRINCIPAL
   AMOUNT                                            VALUE
CORPORATE BONDS -- 38.1%
               BANKING -- 6.3%
 $3,000,000    Comerica, Inc.,
               7.125%, 12/1/13................... $ 3,030,027
  2,000,000    NationsBank Corp.,
               8.125%, 6/15/02...................   2,210,000
                                                    5,240,027
               CHEMICALS -- 3.7%
  3,000,000    ICI Wilmington, Inc.,
               7.625%, 3/15/97...................   3,076,197
               DRUG -- 2.7%
  2,000,000    Baxter International, Inc.,
               9.25%, 12/15/99...................   2,237,716
               FINANCE AND INSURANCE -- 9.2%
    500,000 *  Cenfed Financial Corp.,
               11.17%, 12/15/01..................     566,250
  1,500,000    First Colony Corp.,
               6.625%, 8/1/03....................   1,532,969
  1,000,000 *  Goldman Sachs Group,
               6.375%, 6/15/00...................   1,007,821
  1,500,000    Household Finance Corp.,
               9.625%, 3/11/96...................   1,512,313
  3,000,000    Lehman Brothers, Inc.,
               8.375%, 4/1/97....................   3,089,964
                                                    7,709,317
               FOOD AND BEVERAGE -- 1.8%
  1,500,000    Grand Metro Investment Corp.,
               6.50%, 9/15/99....................   1,536,370
               FOREIGN -- 2.6%
  2,000,000    Manitoba Province,
               8.00%, 4/15/02....................   2,219,708
               INDUSTRIAL -- 2.9%
  2,000,000 *  Jet Equipment Trust,
               9.41%, 6/15/10....................   2,395,990
               TELE-COMMUNICATIONS -- 3.6%
  3,100,000    ALLTEL Corp.,
               6.50%, 11/1/13....................   3,030,811
               UTILITIES -- 5.3%
  2,000,000    Carolina Power & Light Co.,
               8.625%, 9/15/21...................   2,455,136
  2,000,000 *  Progress Capital Holdings,
               8.17%, 9/13/96....................   2,030,730
                                                    4,485,866
                 TOTAL CORPORATE BONDS
                    (COST $28,020,754)...........  31,932,002
U.S. GOVERNMENT OBLIGATIONS -- 59.2%
               U.S. TREASURY BONDS -- 19.8%
  2,000,000    8.125%, 8/15/19...................   2,515,624
  1,400,000    8.75%, 5/15/17....................   1,852,375
  4,950,000    8.875%, 8/15/17...................   6,633,000
  4,160,000    8.875%, 2/15/19...................   5,613,400
                                                   16,614,399

  PRINCIPAL
   AMOUNT                                            VALUE
U.S. GOVERNMENT OBLIGATIONS -- (CONTINUED)
              U.S. TREASURY NOTES -- 20.4%
 $ 1,400,000  5.125%, 12/31/98................... $ 1,395,625
  10,100,000  6.875%, 7/31/99....................  10,605,000
   1,600,000  8.25%, 7/15/98.....................   1,713,000
   3,000,000  8.875%, 2/15/99....................   3,308,433
                                                   17,022,058
              GOVERNMENT AGENCY -- 4.0%
   3,000,000  Federal Home Loan Banks,
              7.70%, 9/20/04.....................   3,371,442
              MORTGAGE BACKED -- 15.0%
              Federal Home Loan
              Mortgage Corp.,
   2,564,006  7.50%, 5/1/09......................   2,640,124
   1,481,071  8.00%, 10/1/25.....................   1,536,611
              Government National
              Mortgage Association,
   1,418,029  7.50%, 9/15/23.....................   1,459,684
   3,917,158  8.00%, 10/15/24....................   4,083,637
   1,020,483  9.00%, 4/15/20.....................   1,082,030
     746,724  9.00%, 8/15/21.....................     791,761
     884,011  9.50%, 2/15/21.....................     949,482
                                                   12,543,329
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (COST $49,551,228)............  49,551,228

REPURCHASE AGREEMENT -- 1.1%
    948,000  Donaldson, Lufkin & Jenrette
             Securities Corp., 5.75% dated
             12/29/95,
             1/2/96 -- collateralized by
             $956,000 U.S. Treasury Note,
             5.00%, 1/31/99; value,
             including accrued
             interest -- $987,866 (COST
             $948,000)....................            948,000
              TOTAL INVESTMENTS
               (COST $78,519,982).........  98.4%  82,431,230
              OTHER ASSETS AND
               LIABILITIES -- NET.........    1.6   1,334,966
              NET ASSETS.................. 100.0% $83,766,196

* Restricted securities which are not registered under the Securities Act of
  1933.
  See accompanying notes to financial statements.
4

(Photo of                 EVERGREEN MANAGED BOND FUND
Mt. Rushmore)         STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $78,519,982).............................................................  $82,431,230
   Cash...........................................................................................................          682
   Interest receivable............................................................................................    1,469,077
   Receivable for Fund shares sold................................................................................       14,559
   Prepaid expenses...............................................................................................        4,524
         Total assets.............................................................................................   83,920,072
LIABILITIES:
   Payable for Fund shares repurchased............................................................................       96,887
   Accrued expenses...............................................................................................       56,989
         Total liabilities........................................................................................      153,876
NET ASSETS........................................................................................................  $83,766,196
NET ASSETS CONSIST OF:
   Paid-in capital................................................................................................  $82,051,615
   Undistributed net investment income............................................................................       38,197
   Net unrealized appreciation of investments.....................................................................    3,911,248
   Accumulated net realized loss on investment transactions.......................................................   (2,234,864)
         Net assets...............................................................................................  $83,766,196
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class Y Shares ($83,766,196 8,069,542 shares of beneficial interest outstanding)...............................  $     10.38

See accompanying notes to financial statements.
                                                                               5

(Photo of                  EVERGREEN MANAGED BOND FUND
Mt. Rushmore)                STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1995
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest..........................................................................................              $2,839,776
EXPENSES:
   Advisory fee......................................................................................  $ 196,634
   Administrative personnel and service fees.........................................................     21,956
   Custodian fee.....................................................................................     31,561
   Professional fees.................................................................................     23,861
   Reports and notices to shareholders...............................................................     21,850
   Registration and filing fees......................................................................     21,563
   Transfer agent fee................................................................................      8,841
   Trustees' fees and expenses.......................................................................      1,904
   Miscellaneous.....................................................................................        161
                                                                                                         328,331
   Less: Fee waivers.................................................................................   (196,634)
         Net expenses................................................................................                 131,697
Net investment income................................................................................               2,708,079
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments..................................................................                  36,174
   Net change in unrealized appreciation of investments..............................................               2,602,657
Net gain on investments..............................................................................               2,638,831
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................              $5,346,910

See accompanying notes to financial statements.
6

(Photo of                 EVERGREEN MANAGED BOND FUND
Mt. Rushmore)          STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  SIX MONTHS
                                                                                                     ENDED
                                                                                                   DECEMBER     SIX MONTHS
                                                                                                      31,          ENDED
                                                                                                     1995        JUNE 30,
                                                                                                  (UNAUDITED)      1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income........................................................................  $ 2,708,079   $ 2,837,984
   Net realized gain (loss) on investments......................................................       36,174      (830,584)
   Net change in unrealized appreciation of investments.........................................    2,602,657     6,712,729
      Net increase in net assets resulting from operations......................................    5,346,910     8,720,129
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income...................................................................   (2,808,593)   (2,778,674)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold....................................................................   19,292,993    16,463,692
   Proceeds from reinvestment of distributions..................................................    2,168,467     2,459,099
   Payment for shares redeemed..................................................................  (15,193,388)  (40,222,694)
      Net increase (decrease) in Fund share transactions........................................    6,268,072   (21,299,903)
      Net increase (decrease) in net assets.....................................................    8,806,389   (15,358,448)
NET ASSETS:
   Beginning of period..........................................................................   74,959,807    90,318,255
   End of period (including undistributed net investment income of $38,197 and $138,711,
     respectively)..............................................................................  $83,766,196   $74,959,807

See accompanying notes to financial statements.
                                                                               7

(Photo of                  EVERGREEN MANAGED BOND FUND
Mt. Rushmore)                  FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS
                                                                 ENDED        SIX MONTHS
                                                              DECEMBER 31,       ENDED
                                                                  1995         JUNE 30,          YEAR ENDED DECEMBER 31,
                                                              (UNAUDITED)        1995#        1994        1993        1992
PER SHARE DATA:
Net asset value, beginning of period.......................     $  10.05        $  9.35      $ 10.46    $  10.34    $  10.60
Income (loss) from investment operations:
  Net investment income....................................          .35            .34          .66         .65         .66
  Net realized and unrealized gain (loss) on investments...          .34            .69        (1.11)        .43        (.08)
    Total from investment operations.......................          .69           1.03         (.45)       1.08         .58
Less distributions to shareholders from:
  Net investment income....................................         (.36)          (.33)        (.66)       (.65)       (.66)
  Net realized gains.......................................           --             --           --        (.31)       (.18)
    Total distributions....................................         (.36)          (.33)        (.66)       (.96)       (.84)
Net asset value, end of period.............................     $  10.38        $ 10.05      $  9.35    $  10.46    $  10.34
TOTAL RETURN+                                                       7.0%          11.2%        (4.4%)      10.6%        5.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..................     $ 83,766        $74,960      $90,318    $109,067    $121,655
Ratios to average net assets:
  Expenses.................................................         .33%++**       .58%++**     .70%**      .70%**      .70%**
  Net investment income....................................        6.89%++**      6.98%++**    6.68%**     6.02%**     6.30%**
Portfolio turnover rate....................................           7%            36%          32%         53%         56%
                                                               APRIL 1,
                                                                1991*
                                                               THROUGH
                                                             DECEMBER 31,
                                                                 1991
PER SHARE DATA:
Net asset value, beginning of period.......................    $  10.00
Income (loss) from investment operations:
  Net investment income....................................         .49
  Net realized and unrealized gain (loss) on investments...         .63
    Total from investment operations.......................        1.12
Less distributions to shareholders from:
  Net investment income....................................        (.49)
  Net realized gains.......................................        (.03)
    Total distributions....................................        (.52)
Net asset value, end of period.............................    $  10.60
TOTAL RETURN+                                                     11.6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..................    $112,984
Ratios to average net assets:
  Expenses.................................................        .70%++
  Net investment income....................................       6.57%++
Portfolio turnover rate....................................         17%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                  SIX MONTHS        SIX
                                                                                    ENDED         MONTHS
                                                                                 DECEMBER 31,      ENDED        YEAR ENDED
                                                                                     1995        JUNE 30,      DECEMBER 31,
                                                                                 (UNAUDITED)       1995#      1994      1993
Expenses......................................................................        .83%          .78%       .71%      .73%
Net investment income.........................................................       6.39%         6.78%      6.67%     5.99%

                                                                                1992
Expenses......................................................................   .75%
Net investment income.........................................................  6.25%

(Photo of          EVERGREEN SHORT -- INTERMEDIATE BOND FUND
building)            (FORMERLY EVERGREEN FIXED INCOME FUND)

A REPORT FROM YOUR
PORTFOLIO MANAGER
TOM ELLIS
   On January 8, 1996, Evergreen Fixed Income Fund's name was     (Photo of
changed to Evergreen Short-Intermediate Bond Fund. Following a     Tom Ellis)
difficult year for bonds in 1994, Evergreen Short-Intermediate
Bond Fund participated in a bond market in 1995 that provided some of the best returns in recent history. Interest rates for ten-year and three-year Treasuries fell 2.25 and 2.5
percentage points, respectively, for the full year, allowing the Fund to achieve substantial levels of capital
appreciation, as well as generate high levels of current
income.
   To take advantage of the appreciation potential offered by declining interest rates, we
extended the portfolio average maturity and duration to 105%
of that of the Lehman Brothers Intermediate Government/Corporate in the first half of the year, and maintained that exposure through year-end. The average maturity of the Fund at December 31, was 4.6 years, the Fund's duration was 3.4 years.
   We made only slight adjustments in the sector allocations of the Fund in 1995. In the fourth quarter, we exchanged short-term Treasuries for higher yielding, short-term asset-backed securities, which reduced Treasuries/agencies weighting for the year to 21.3% of the Fund's net assets, while increasing asset-backed securities from 11.8% to 15.6%. During the year, we also slightly reduced our holdings of mortgage-backed securities from 38.1% to 34.0% of net assets and increased our holdings of corporate bonds from 24.9% to 28.3%. Corporate bonds were among the best performing areas of the bond market in 1995, while the performance of mortgage-backed securities tended to suffer from prepayment uncertainty. Overall, credit quality of the Fund remains very high at "mid AA."
   For 1996, we initially intend to maintain duration and average maturities at 105% of that of the Lehman Brothers Intermediate Government/Corporate Bond Index, expecting to reduce these in the second half of the year as foreign and domestic economic activity accelerates. Further, we expect to reduce our holdings of corporate bonds in favor of mortgage securities as the expectations for corporate profitability wanes and mortgage performance increases.
                                                                               9

(Photo of          EVERGREEN SHORT -- INTERMEDIATE BOND FUND
building)            (FORMERLY EVERGREEN FIXED INCOME FUND)
                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995
                                  (UNAUDITED)

 PRINCIPAL
   AMOUNT                                           VALUE
ASSET-BACKED SECURITIES -- 15.6%
$   943,299    Bank of West Trust,
               9.50%, 2/15/05................... $    959,665
  1,750,000    Case Equipment Loan Trust, 6.45%,
               9/15/02..........................    1,791,088
  1,247,787    CIT Group Holdings, Inc. 4.70%,
               6/15/18..........................    1,238,402
  1,106,471    Chemical Grantor Trust,
               8.90%, 12/15/96..................    1,112,004
  5,346,268    FCC Grantor Trust,
               9.00%, 7/15/97...................    5,417,957
  5,178,844    First Bank Auto Receivable,
               8.30%, 1/15/00...................    5,313,282
  9,381,825    First Security Auto Grantor
               Trust,
               6.25%, 1/15/01...................    9,471,037
               Fleet Financial Home Equity
               Trust,
               6.70%, 1/16/06...................    1,795,110
  1,779,444
    988,404    6.70%, 10/16/06..................    1,002,338
  9,520,195    Fleetwood Credit Grantor Trust,
               4.95%, 8/15/08...................    9,396,042
  7,500,000    Household Affinity Credit Card
               Master Trust,
               7.20%, 12/15/99..................    7,728,293
  2,020,058    SCFC Recreational
               Vehicle Loan Trust,
               7.25%, 9/15/06...................    2,037,367
               Western Financial Grantor Trust,
               5.875%, 3/1/02...................    9,617,856
  9,600,000
  4,700,000    6.20%, 2/1/02....................    4,730,550
                 TOTAL ASSET-BACKED SECURITIES
                    (COST $61,257,526)..........   61,610,991
CORPORATE BONDS -- 28.3%
               BANKING -- 4.8%
               First Chicago Corp.,
               9.00%, 6/15/99...................    4,404,712
  4,000,000
  2,000,000    9.20%, 12/17/01..................    2,293,222
  5,000,000    First Security Corp.,
               6.40%, 2/10/03...................    5,045,080
  6,000,000    National Bank of Canada, 8.125%,
               8/15/04..........................    6,674,700
    500,000    Security Pacific Corp.
               10.45%, 5/8/01...................      598,134
                                                   19,015,848
               BASIC INDUSTRY -- 1.1%
  4,000,000    WMX Technologies Inc.,
               7.00%, 5/15/05...................    4,255,492
               FINANCE -- 13.1%
  3,400,000    Abbey National PLC,
               6.69%, 10/17/05..................    3,520,567
  1,000,000    American Express Credit Corp.,
               6.25%, 8/10/05...................    1,026,100
  3,000,000    Bear Stearns Company, Inc.,
               7.625%, 4/15/00..................    3,186,264
 PRINCIPAL
   AMOUNT                                           VALUE
CORPORATE BONDS -- CONTINUED
               FINANCE -- CONTINUED
$ 3,000,000 *  Cenfed Financial Corp.,
               11.17%, 12/15/01................. $  3,397,500
 10,000,000    Chrysler Buildings,
               9.125%, 5/1/99...................   10,921,610
               Lehman Brothers Holdings Inc.,
               6.625%, 11/15/00.................    5,065,910
  5,000,000
  5,000,000    8.875%, 3/1/02...................    5,591,725
  2,500,000    Lehman Brothers Holdings
               Inc. -- WI
               7.00%, 5/15/97...................    2,539,053
  1,000,000    Morgan Stanley Group, Inc.,
               9.40%, 3/5/98....................    1,073,541
               Salomon Brothers, Inc.,
               8.57%, 3/10/97...................    1,849,073
  1,800,000
  9,000,000    9.01%, 5/1/97....................    9,322,065
  4,000,000    Traveler's Group Inc.,
               6.875%, 6/1/25...................    4,198,704
                                                   51,692,112
               INSURANCE -- 7.7%
  3,000,000    Associated P&C Holdings, Inc.,
               6.75%, 7/15/03...................    3,012,171
 11,000,000    First Colony Corp.,
               6.625%, 8/1/03...................   11,241,769
               Metropolitan Life Insurance Co.
               6.30%, 11/1/03...................    4,953,905
  5,000,000
  5,000,000    7.00%, 11/1/05...................    5,138,635
  6,000,000    Progressive Corp., Ohio,
               6.60%, 1/15/04...................    6,108,156
                                                   30,454,636
               INTERNATIONAL INDUSTRIAL BUILDING
               PRODUCTS -- 1.4%
  5,000,000    Boral Limited Australia Co.,
               7.90%, 11/19/99..................    5,354,870
               SOVEREIGN GOVERNMENT -- .2%
    900,000    New Brunswick Province CDA,
               7.125%, 10/1/02..................      959,967
                 TOTAL CORPORATE BONDS
                    (COST $108,582,301).........  111,732,925
MORTGAGE-BACKED SECURITIES -- 34.0%
  3,365,141    AFC Home Equity Loan Trust,
               6.60%, 10/26/26..................    3,388,660
  3,712,094    CMC Securities Corp.,
               10.00%, 7/25/23..................    3,971,417
  9,500,000    Countrywide Mortgage Backed
               Securities., Inc.,
               7.00%, 10/25/23..................    9,643,156
               Federal Home Loan Mortgage
               Corporation,
               6.75%, 2/15/04...................    4,032,796
  4,000,000
 10,000,000    7.40%, 10/15/05..................   10,283,090
    604,174    10.50%, 9/1/15...................      662,892

10

(Photo of          EVERGREEN SHORT -- INTERMEDIATE BOND FUND
building)            (FORMERLY EVERGREEN FIXED INCOME FUND)
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               DECEMBER 31, 1995
                                  (UNAUDITED)

 PRINCIPAL
   AMOUNT                                           VALUE
MORTGAGE-BACKED SECURITIES -- CONTINUED
  4,155,923    Federal Housing Administration
               -- Puttable Project Loans,
$              GMAC 56,
               7.43%, 11/1/22................... $  4,364,800
  6,404,603    Merrill Lynch 199,
               8.43%, 2/1/20....................    6,916,267
  1,599,918    Reilly 55,
               7.43%, 3/1/24....................    1,689,242
 10,500,027    Reilly 64,
               7.43%, 1/1/24....................   11,086,559
  5,441,185    USGI E1,
               7.43%, 7/1/22....................    5,736,097
               Federal National Mortgage
               Association,
               5.30%, 8/25/98...................    1,481,652
  1,500,000
    500,000    6.00%, 12/15/00..................      500,193
  5,000,000    6.23%, 12/25/25..................    5,014,850
  5,000,000    7.00%, 7/25/20...................    5,082,695
  3,750,000    7.50%, 9/27/99...................    3,810,461
  2,500,000    7.65%, 5/4/05....................    2,638,733
  2,100,000    8.00%, 11/25/06..................    2,200,798
     57,129    14.00%, 6/1/11...................       65,797
  2,914,522    GCC Second Mortgage Trust,
               10.00%, 7/15/05..................    3,071,087
               Green Tree Financial Corp.,
               4.90%, 4/15/18...................      747,079
    749,192
    282,657    4.60%, 10/15/18..................      281,797
  5,250,000    Household Finance Corp., 6.70%,
               6/15/02..........................    5,431,146
    705,371    Merrill Lynch Mortgage
               Investments,
               6.85%, 4/15/12...................      705,864
  9,000,000    Prudential Home Mortgage
               Securities,
               6.30%, 5/25/99...................    8,987,841
  5,964,774    Prudential Securities Secured
               Financing Corp.,
               8.12%, 2/17/25...................    6,380,358
               Resolution Trust Corp.,
               7.00%, 2/15/04...................      407,318
    404,871
  2,782,696    8.35%, 6/25/29...................    2,789,789
  7,825,353    Saxon Mortgage Securities Corp.,
               7.375%, 9/25/23..................    7,967,454
    200,720    Shawmut National Remic Trust,
               9.15%, 8/15/05...................      200,556
 15,000,000    U.S. Department of Veteran
               Affairs,
               6.50%, 1/15/17...................   15,008,520
                 TOTAL MORTGAGE BACKED
                    SECURITIES
                    (COST $131,186,487).........  134,548,964
 PRINCIPAL
   AMOUNT                                           VALUE
U.S. AGENCY OBLIGATIONS -- 5.3%
               Federal Home Loan Bank, 6.80%,
               8/2/00........................... $  3,029,442
$ 3,000,000
 13,665,000    7.00%, 7/5/00....................   13,683,366
               Federal Home Loan Mortgage
               Corporation,
               6.97%, 6/16/05...................    2,065,335
  2,000,000
  2,200,000    7.99%, 3/23/05...................    2,299,224
                 TOTAL U.S. AGENCY OBLIGATIONS
                    (COST $20,935,813)..........   21,077,367
U.S. TREASURY OBLIGATIONS -- 16.0%
               U.S. Treasury Notes,
               5.625%, 11/30/00.................    2,525,777
  2,500,000
  2,500,000    5.75%, 10/31/00..................    2,539,062
  5,000,000    6.50%, 8/15/05...................    5,328,125
  2,500,000    7.125%, 9/30/99..................    2,650,000
  3,500,000    7.250%, 5/15/04..................    3,894,839
 11,000,000    7.75%, 11/30/99..................   11,921,250
  9,630,000    8.250%, 7/15/98..................   10,310,119
 22,000,000    8.875%, 2/15/99..................   24,261,840
                 TOTAL U.S. TREASURY OBLIGATIONS
                    (COST $64,986,593)..........   63,431,012

               TOTAL INVESTMENTS --
                (COST $386,948,720)..... 99.2  %  392,401,259
               OTHER ASSETS AND
                LIABILITIES -- NET......   .8      3,004,569
               NET ASSETS --............ 100.0 % $395,405,828

* Restricted security is not registered under the Securities Act of 1933.
  WI -- When Issued.
  See accompanying notes to financial statements.
                                                                              11

(Photo of          EVERGREEN SHORT -- INTERMEDIATE BOND FUND
building)            (FORMERLY EVERGREEN FIXED INCOME FUND)
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $386,948,720)...........................................................  $392,401,259
   Cash..........................................................................................................           538
   Interest receivable...........................................................................................     5,396,215
   Receivable for Fund shares sold...............................................................................       449,416
   Receivable for investment securities sold.....................................................................        11,277
   Prepaid expenses..............................................................................................         4,788
         Total assets............................................................................................   398,263,493
LIABILITIES:
   Payable for Fund shares repurchased...........................................................................     1,476,885
   Payable for investment securities purchased...................................................................     1,024,132
   Accrued expenses..............................................................................................       224,439
   Accrued advisory fee..........................................................................................       119,064
   Distribution fee payable......................................................................................        13,145
         Total liabilities.......................................................................................     2,857,665
NET ASSETS.......................................................................................................  $395,405,828
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $400,238,527
   Net unrealized appreciation of investments....................................................................     5,452,539
   Undistributed net investment income...........................................................................       144,972
   Accumulated net realized loss on investment transactions......................................................   (10,430,210)
      Net assets.................................................................................................  $395,405,828
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($18,161,957 / 1,786,936 shares of beneficial interest outstanding)..............................  $      10.16
   Sales charge -- 4.75% of offering price.......................................................................           .51
         Maximum offering price..................................................................................  $      10.67
   Class B Shares ($19,155,843 / 1,880,680 shares of beneficial interest outstanding)..............................  $      10.19
   Class C Shares ($794,139 / 77,910 shares of beneficial interest outstanding)....................................  $      10.19
   Class Y Shares ($357,293,889 / 35,141,871 shares of beneficial interest outstanding)............................  $      10.17

See accompanying notes to financial statements.
12

(Photo of           EVERGREEN SHORT -- INTERMEDIATE BOND FUND
building)            (FORMERLY EVERGREEN FIXED INCOME FUND)
                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1995
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest.........................................................................................             $14,140,299
EXPENSES:
   Advisory fee.....................................................................................  $981,582
   Administrative personnel and services fees.......................................................   109,918
   Distribution fee -- Class A Shares...............................................................     9,241
   Distribution fee -- Class B Shares...............................................................    68,189
   Shareholder services fee -- Class B Shares.......................................................    22,729
   Distribution fee -- Class C Shares...............................................................     2,612
   Shareholder services fee -- Class C Shares.......................................................       871
   Custodian fee....................................................................................   103,935
   Transfer agent fee...............................................................................    61,958
   Registration and filing fees.....................................................................    34,366
   Professional fees................................................................................    31,212
   Reports and notices to shareholders..............................................................    26,750
   Trustees' fees and expenses......................................................................     3,380
   Miscellaneous....................................................................................     2,502
         Total expenses.............................................................................               1,459,245
Net investment income...............................................................................              12,681,054
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments.................................................................              (1,154,846)
   Net change in unrealized appreciation (depreciation) of investments..............................               7,124,567
Net gain on investments.............................................................................               5,969,721
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................             $18,650,775

See accompanying notes to financial statements.
                                                                              13

(Photo of          EVERGREEN SHORT -- INTERMEDIATE BOND FUND
building)            (FORMERLY EVERGREEN FIXED INCOME FUND)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                  ENDED        SIX MONTHS
                                                                                               DECEMBER 31,      ENDED
                                                                                                   1995         JUNE 30,
                                                                                               (UNAUDITED)        1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.....................................................................  $ 12,681,054   $ 12,751,508
   Net realized loss on investments..........................................................    (1,154,846)    (3,254,748)
   Net change in unrealized appreciation (depreciation) of investments.......................     7,124,567     23,129,255
      Net increase in net assets resulting from operations...................................    18,650,775     32,626,015
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income:
      Class A Shares.........................................................................      (603,381)      (633,992)
      Class B Shares.........................................................................      (515,107)      (489,731)
      Class C Shares.........................................................................       (19,970)       (14,464)
      Class Y Shares.........................................................................   (11,831,640)   (11,563,141)
   Total distributions to shareholders.......................................................   (12,970,098)   (12,701,328)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold.................................................................    85,166,467     68,077,630
   Proceeds from reinvestment of distributions...............................................    10,551,515     11,423,985
   Payment for shares redeemed...............................................................   (89,833,274)   (97,874,977)
      Net increase (decrease) resulting from Fund share transactions.........................     5,884,708    (18,373,362)
      Net increase in net assets.............................................................    11,565,385      1,551,325
NET ASSETS:
   Beginning of period.......................................................................   383,840,443    382,289,118
   End of period (including undistributed net investment income of
      $144,972 and $434,016, respectively)...................................................  $395,405,828   $383,840,443

See accompanying notes to financial statements.
14

(Photo of           EVERGREEN SHORT -- INTERMEDIATE BOND FUND --
building)                         CLASS A SHARES
                     (FORMERLY EVERGREEN FIXED INCOME FUND)
                              FINANCIAL HIGHLIGHTS

                                                                                SIX MONTHS
                                                                                  ENDED       SIX MONTHS
                                                                               DECEMBER 31,      ENDED         YEAR ENDED
                                                                                   1995        JUNE 30,       DECEMBER 31,
                                                                               (UNAUDITED)       1995#       1994     1993
PER SHARE DATA:
Net asset value, beginning of period..........................................     $10.02         $9.52      $10.42   $10.41
Income (loss) from investment operations:
  Net investment income.......................................................        .32            .32        .65      .65
  Net realized and unrealized gain (loss) on investments......................        .15            .50       (.91)     .19
    Total from investment operations..........................................        .47            .82       (.26)     .84
Less distributions to shareholders from:
  Net investment income.......................................................       (.33  )        (.32  )    (.64)    (.65)
  Net realized gains..........................................................         --             --         --     (.18)
  In excess of net investment income..........................................         --             --         --       --
    Total distributions.......................................................       (.33  )        (.32  )    (.64)    (.83)
Net asset value, end of period................................................     $10.16         $10.02      $9.52   $10.42
TOTAL RETURN+.................................................................       4.8%           8.8%      (2.6%)    8.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....................................    $18,162        $18,898    $19,127  $22,865
Ratios to average net assets:
  Expenses....................................................................       .79%  ++        .77%  ++    .75%    .93%
  Net investment income.......................................................      6.41%  ++       6.58%  ++   6.46%   6.15%
Portfolio turnover rate.......................................................        28%            34%        48%      73%

                                                                                 1992     1991
PER SHARE DATA:
Net asset value, beginning of period..........................................   $10.54    $9.99
Income (loss) from investment operations:
  Net investment income.......................................................      .71      .73
  Net realized and unrealized gain (loss) on investments......................     (.06)     .60
    Total from investment operations..........................................      .65     1.33
Less distributions to shareholders from:
  Net investment income.......................................................     (.67)    (.70)
  Net realized gains..........................................................     (.11)    (.07)
  In excess of net investment income..........................................       --     (.01)
    Total distributions.......................................................     (.78)    (.78)
Net asset value, end of period................................................   $10.41   $10.54
TOTAL RETURN+.................................................................     6.4%    13.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).....................................  $21,488  $17,680
Ratios to average net assets:
  Expenses....................................................................     .90%     .80%*
  Net investment income.......................................................    6.79%    7.30%*
Portfolio turnover rate.......................................................      66%      53%


#  The Fund changed its fiscal year end from December 31 to June 30.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
* Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                           1991
Expenses............................................        .89%
Net investment income...............................       7.21%

See accompanying notes to financial statements.
                                                                              15

(Photo of         EVERGREEN SHORT -- INTERMEDIATE BOND FUND --
building)                  CLASS B AND CLASS C SHARES
                     (FORMERLY EVERGREEN FIXED INCOME FUND)
                              FINANCIAL HIGHLIGHTS

                                                                       CLASS B SHARES                         CLASS C SHARES
                                                     SIX MONTHS                             JANUARY 25,    SIX MONTHS     SIX
                                                       ENDED      SIX MONTHS                   1993*         ENDED       MONTHS
                                                    DECEMBER 31,    ENDED      YEAR ENDED     THROUGH     DECEMBER 31,   ENDED
                                                        1995       JUNE 30,   DECEMBER 31,  DECEMBER 31,      1995      JUNE 30,
                                                    (UNAUDITED)     1995#         1994          1993      (UNAUDITED)    1995#
PER SHARE DATA:
Net asset value, beginning of period...............     $10.04        $9.54       $10.44       $10.57        $10.05       $9.55
Income (loss) from investment operations:
  Net investment income............................        .28          .28          .58          .58           .28         .26
  Net realized and unrealized gain (loss)
    on investments.................................        .15          .50         (.92  )       .05           .15         .50
    Total from investment operations...............        .43          .78         (.34  )       .63           .43         .76
Less distributions to shareholders from:
  Net investment income............................       (.28  )      (.28 )       (.56  )      (.58   )      (.29   )    (.26)
  Net realized gains...............................         --           --           --         (.18   )        --          --
    Total distributions............................       (.28  )      (.28 )       (.56  )      (.76   )      (.29   )    (.26)
Net asset value, end of period.....................     $10.19       $10.04        $9.54       $10.44        $10.19      $10.05
TOTAL RETURN+......................................       4.4%         8.3%        (3.3%  )      6.1%          4.3%        8.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........    $19,156      $17,366      $17,625       $8,876          $794        $527
Ratios to average net assets:
  Expenses.........................................      1.69%  ++     1.67% ++      1.50%      1.57%   ++     1.69%   ++   1.67%++
  Net investment income............................      5.51%  ++     5.68% ++      5.75%      5.42%   ++     5.52%   ++   5.69%++
Portfolio turnover rate............................        28%          34%          48%          73%           28%         34%

                                                        1994 *
                                                       THROUGH
                                                     DECEMBER 31,
                                                         1994
PER SHARE DATA:
Net asset value, beginning of period...............      $9.85
Income (loss) from investment operations:
  Net investment income............................        .18
  Net realized and unrealized gain (loss)
    on investments.................................       (.30   )
    Total from investment operations...............       (.12   )
Less distributions to shareholders from:
  Net investment income............................       (.18   )
  Net realized gains...............................         --
    Total distributions............................       (.18   )
Net asset value, end of period.....................      $9.55
TOTAL RETURN+......................................      (1.3%   )
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........       $512
Ratios to average net assets:
  Expenses.........................................      1.65%   ++
  Net investment income............................      5.87%   ++
Portfolio turnover rate............................        48%
                                                     SEPTEMBER 6,

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.
++ Annualized.
See accompanying notes to financial statements.
16

(Photo of        EVERGREEN SHORT -- INTERMEDIATE BOND FUND --
building)                       CLASS Y SHARES
                     (FORMERLY EVERGREEN FIXED INCOME FUND)
                              FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                       ENDED      SIX MONTHS
                                                                    DECEMBER 31,    ENDED
                                                                        1995       JUNE 30,     YEAR ENDED DECEMBER 31,
                                                                    (UNAUDITED)     1995#       1994      1993      1992
PER SHARE DATA:
Net asset value, beginning of period...............................     $10.02        $9.52     $10.43    $10.41    $10.54
Income (loss) from investment operations:
  Net investment income............................................        .33          .33        .65       .69       .70
  Net realized and unrealized gain (loss) on investments...........        .15          .49       (.91)      .19      (.02)
    Total from investment operations...............................        .48          .82       (.26)      .88       .68
Less distributions to shareholders from:
  Net investment income............................................       (.33  )      (.32 )     (.65)     (.68)     (.70)
  Net realized gains...............................................         --           --         --      (.18)     (.11)
  In excess of net investment income...............................         --           --         --        --        --
    Total distributions............................................       (.33  )      (.32 )     (.65)     (.86)     (.81)
Net asset value, end of period.....................................     $10.17       $10.02      $9.52    $10.43    $10.41
TOTAL RETURN+......................................................       4.9%         8.8%      (2.6%)     8.7%      6.6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........................   $357,294     $347,050   $345,025  $376,445  $324,068
Ratios to average net assets:
  Expenses.........................................................       .69%  ++      .67% ++     .65%     .66%     .69%
  Net investment income............................................      6.51%  ++     6.68% ++    6.56%    6.41%    6.67%
Portfolio turnover rate............................................        28%          34%        48%       73%       66%

                                                                     JANUARY 4, 1991*
                                                                          THROUGH
                                                                     DECEMBER 31, 1991
PER SHARE DATA:
Net asset value, beginning of period...............................         $10.06
Income (loss) from investment operations:
  Net investment income............................................            .71
  Net realized and unrealized gain (loss) on investments...........            .56
    Total from investment operations...............................           1.27
Less distributions to shareholders from:
  Net investment income............................................           (.71    )
  Net realized gains...............................................           (.07    )
  In excess of net investment income...............................           (.01    )
    Total distributions............................................           (.79    )
Net asset value, end of period.....................................         $10.54
TOTAL RETURN+......................................................          13.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........................       $256,254
Ratios to average net assets:
  Expenses.........................................................           .69%    ++**
  Net investment income............................................          7.12%    ++**
Portfolio turnover rate............................................            53%


#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                     JANUARY 4, 1991*
                                                          THROUGH
                                                     DECEMBER 31, 1991
Expenses............................................        .76%
Net investment income...............................       7.05%
Expenses............................................
Net investment income...............................

(Photo of                 EVERGREEN U.S. GOVERNMENT FUND
the Capitol)

A REPORT FROM YOUR
PORTFOLIO MANAGER
ROLLIN WILLIAMS
   With the weak economic environment that prevailed during    (Photo of
the second half of 1995, interest rates continued to decline   Rollin Williams)
on investments of all maturities. Yields on three-month
Treasury Bills were down by .50% (50 basis points) while
30-year Treasury yields declined .67% to close the year at
5.95%.
   Evergreen U.S. Government Fund was positioned to take
advantage of these market conditions. Earlier in the year, we had extended the Fund's maturity structure and duration which enabled the Fund to appreciate as interest rates declined.
   The Fund's net assets grew by over $70 million in the
second half of the year and
now totals in excess of $305 million. Cash flows were used to purchase new securities to retain the general composition of the Fund. At the end of 1995, the Fund's net assets were 51.6% invested in mortgage-backed securities and 47.0% invested in U.S. Treasury obligations. Mortgage-backed security investments included Federal National Mortgage Association pools with coupons of 6.5%, 7.0%, 7.5%, 8.0% and 9.5%. The Fund's duration was extended modestly in two steps, first in late November and then in mid-December on market weakness when interest rates spiked up. The Fund's duration at the end of the year was 110% of that of its neutral target, (a synthetic index consisting of 55% Merrill Lynch Mortgage Master and 45% Merrill Lynch Government Master*) reflecting our expectation that interest rates will continue to decline in 1996.
* UNMANAGED INDEXES OF SELECTED SECURITIES. AN INVESTMENT CAN NOT BE MADE IN AN INDEX.
18

                         EVERGREEN U.S. GOVERNMENT FUND
                            STATEMENT OF INVESTMENTS
                               DECEMBER 31, 1995
                                  (UNAUDITED)

 PRINCIPAL
   AMOUNT                                           VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 51.6%
              FEDERAL HOME LOAN MORTGAGE
              CORPORATION -- 8.6%
  $2,867,902  8.00%, 7/1/17..................... $  2,992,625
   3,882,295  8.00%, 4/1/22.....................    4,033,273
   2,503,468  8.50%, 2/1/17.....................    2,631,643
   2,191,178  8.50%, 10/1/17....................    2,289,096
   1,222,468  9.00%, 11/1/96....................    1,236,671
   1,922,012  9.00%, 11/1/19....................    2,038,215
   1,294,492  9.00%, 12/1/19....................    1,371,746
   1,687,458  9.00%, 4/1/21.....................    1,786,898
   1,874,697  9.50%, 9/1/20.....................    2,004,274
   1,659,091  10.00%, 12/1/19...................    1,820,852
     277,618  10.00%, 6/1/21....................      304,777
     679,031  10.00%, 8/1/21....................      745,365
   2,766,973  10.50%, 12/1/19...................    3,035,887
                                                   26,291,322
              FEDERAL NATIONAL MORTGAGE
              ASSOCIATION -- 18.8%
   5,630,342  6.50%, 1/1/24.....................    5,570,519
  19,247,087  7.00%, 8/1/25.....................   19,421,504
   7,339,190  7.50%, 7/1/23.....................    7,527,256
   6,987,372  7.50%, 7/1/25.....................    7,166,424
  14,463,126  8.00%, 7/1/25.....................   14,996,222
   2,435,496  9.50%, 6/1/22.....................    2,595,325
                                                   57,277,250
              GOVERNMENT NATIONAL MORTGAGE
              ASSOCIATION -- 24.2%
   3,120,926  7.00%, 12/15/22...................    3,160,911
  13,825,627  7.00%, 11/15/23...................   14,002,761
   3,588,898  7.50%, 2/15/22....................    3,694,322
   4,515,465  7.50%, 11/15/22...................    4,648,106
   4,147,691  7.50%, 3/15/23....................    4,269,529
   3,524,687  8.00%, 2/15/23....................    3,674,487
   5,175,628  8.00%, 8/15/24....................    5,395,592
   3,955,824  8.50%, 12/15/21...................    4,166,033
   1,120,857  8.50%, 2/15/23....................    1,177,600
   2,613,716  8.50%, 5/15/23....................    2,746,035
   7,332,307  8.50%, 7/15/24....................    7,703,505
   3,563,257  9.00%, 1/15/20....................    3,778,164
   4,233,953  9.00%, 6/15/21....................    4,489,311
     746,753  9.50%, 1/15/19....................      802,059
   2,533,195  9.50%, 8/15/20....................    2,720,808
   5,302,707  9.50%, 2/15/21....................    5,695,436
   1,617,382  10.00%, 12/15/18..................    1,778,110
                                                   73,902,769
                TOTAL U.S. GOVERNMENT AGENCY
                   OBLIGATIONS (COST
                   $156,414,536)................  157,471,341
 PRINCIPAL
   AMOUNT                                           VALUE
U.S. TREASURY OBLIGATIONS -- 47.0%
              U.S. TREASURY BONDS -- 19.6%
 $17,930,000  8.125%, 8/15/19................... $ 22,552,569
   3,650,000  8.75%, 11/15/08...................    4,349,198
  14,010,000  8.875%, 8/15/17...................   18,773,400
  10,300,000  9.25%, 2/15/16....................   14,168,938
                                                   59,844,105
              U.S. TREASURY NOTES -- 27.4%
  12,000,000  7.75%, 11/30/99...................   13,005,000
   9,800,000  7.75%, 1/31/00....................   10,651,375
   9,870,000  7.875%, 4/15/98...................   10,428,257
  14,500,000  8.25%, 7/15/98....................   15,524,063
  12,000,000  8.75%, 10/15/97...................   12,716,232
  13,700,000  9.25%, 8/15/98....................   15,022,886
   6,125,000  9.375%, 4/15/96...................    6,199,639
                                                   83,547,452
                TOTAL U.S. TREASURY OBLIGATIONS
                   (COST $143,258,414)..........  143,391,557

REPURCHASE AGREEMENT -- .3%
    816,000  Donaldson, Lufkin &
             Jenrette Securities Corp.,
             5.75% dated 12/29/95, due
             1/2/96 -- collaterialized
             by $807,000 U.S. Treasury
             Note, 7.50%, 1/31/96;
             value, including accrued
             interest -- $858,504
             (COST $816,000)............             816,000
              TOTAL INVESTMENTS
               (COST $300,488,950)......  98.9%  301,678,898
              OTHER ASSETS AND
               LIABILITIES -- NET.......    1.1    3,495,738
              NET ASSETS................ 100.0% $305,174,636

See accompanying notes to financial statements.
                                                                              19

                         EVERGREEN U.S. GOVERNMENT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $300,488,950)...........................................................  $301,678,898
   Cash..........................................................................................................           356
   Interest receivable...........................................................................................     4,400,667
   Receivable for Fund shares sold...............................................................................        76,356
   Prepaid expenses..............................................................................................        73,571
         Total assets............................................................................................   306,229,848
LIABILITIES:
   Distributions payable.........................................................................................       572,958
   Accrued advisory fee..........................................................................................       222,416
   Distribution fee payable......................................................................................       119,218
   Accrued expenses..............................................................................................        79,831
   Payable for Fund shares repurchased...........................................................................        60,789
         Total liabilities.......................................................................................     1,055,212
NET ASSETS.......................................................................................................  $305,174,636
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $314,887,758
   Net unrealized appreciation of investments....................................................................     1,189,948
   Accumulated net realized loss on investment transactions......................................................   (10,903,070)
         Net assets..............................................................................................  $305,174,636
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($21,275,851 2,153,844 shares of beneficial interest outstanding)..............................  $       9.88
   Sales charge -- 4.75% of offering price.......................................................................           .49
      Maximum offering price.....................................................................................  $      10.37
   Class B Shares ($187,622,620 18,993,955 shares of beneficial interest outstanding)............................  $       9.88
   Class C Shares ($431,889 43,723 shares of beneficial interest outstanding)....................................  $       9.88
   Class Y Shares ($95,844,276 9,702,966 shares of beneficial interest outstanding)..............................  $       9.88

See accompanying notes to financial statements.
20

                         EVERGREEN U.S. GOVERNMENT FUND
                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED DECEMBER 31, 1995
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest.........................................................................................             $10,990,604
EXPENSES:
   Advisory fee.....................................................................................  $725,039
   Administrative personnel and services fees.......................................................    80,500
   Distribution fee -- Class A Shares...............................................................    26,427
   Distribution fee -- Class B Shares...............................................................   715,880
   Shareholder services fee -- Class B Shares.......................................................   238,627
   Distribution fee -- Class C Shares...............................................................     1,511
   Shareholder services fee -- Class C Shares.......................................................       504
   Transfer agent fee...............................................................................   108,190
   Custodian fee....................................................................................    68,612
   Registration and filing fees.....................................................................    33,359
   Reports and notices to shareholders..............................................................    28,307
   Professional fees................................................................................    22,730
   Trustees' fees and expenses......................................................................     3,787
   Miscellaneous....................................................................................    15,777
         Total expenses.............................................................................               2,069,250
Net investment income...............................................................................               8,921,354
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net change in unrealized appreciation (depreciation) of investments..............................               9,051,482
   Net realized loss on investments.................................................................              (1,372,177)
Net gain on investments.............................................................................               7,679,305
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................             $16,600,659

See accompanying notes to financial statements.
                                                                              21

                         EVERGREEN U.S. GOVERNMENT FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                  ENDED        SIX MONTHS
                                                                                               DECEMBER 31,      ENDED
                                                                                                   1995         JUNE 30,
                                                                                               (UNAUDITED)        1995
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.....................................................................  $  8,921,354   $  7,438,980
   Net realized loss on investments..........................................................    (1,372,177)    (2,084,111)
   Net change in unrealized appreciation (depreciation) of investments.......................     9,051,482     16,345,873
      Net increase in net assets resulting from operations...................................    16,600,659     21,700,742
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
      Class A Shares.........................................................................      (696,339)      (794,337)
      Class B Shares.........................................................................    (5,571,254)    (6,054,489)
      Class C Shares.........................................................................       (11,747)       (10,127)
      Class Y Shares.........................................................................    (2,642,014)      (580,027)
   Total distributions to shareholders.......................................................    (8,921,354)    (7,438,980)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold.................................................................    90,591,058      8,321,751
   Proceeds from reinvestment of distributions...............................................     5,455,593      3,745,065
   Payment for shares redeemed...............................................................   (30,770,279)   (29,247,163)
      Net increase (decrease) from Fund share transactions...................................    65,276,372    (17,180,347)
      Net increase (decrease) in net assets..................................................    72,955,677     (2,918,585)
NET ASSETS:
   Beginning of period.......................................................................   232,218,959    235,137,544
   End of period.............................................................................  $305,174,636   $232,218,959

See accompanying notes to financial statements.
22

                         EVERGREEN U.S. GOVERNMENT FUND
                                 CLASS A SHARES
                              FINANCIAL HIGHLIGHTS

                                                                               SIX MONTHS
                                                                                 ENDED        SIX MONTHS
                                                                              DECEMBER 31,      ENDED        YEAR ENDED
                                                                                  1995         JUNE 30,     DECEMBER 31,
                                                                              (UNAUDITED)       1995#           1994
PER SHARE DATA:
Net asset value, beginning of period.......................................        $9.65          $9.07         $10.05
Income (loss) from investment operations:
  Net investment income....................................................          .32            .33            .66
  Net realized and unrealized gain (loss) on investments...................          .23            .58           (.98)
    Total from investment operations.......................................          .55            .91           (.32)
Less distributions to shareholders from net investment income..............         (.32)          (.33)          (.66)
Net asset value, end of period.............................................        $9.88          $9.65          $9.07
TOTAL RETURN+..............................................................         5.8%          10.2%          (3.2%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..................................      $21,276        $22,445        $23,706
Ratios to average net assets:
  Expenses.................................................................        1.00%++        1.04%++**       .96%**
  Net investment income....................................................        6.57%++        7.07%++**      6.97%**
Portfolio turnover rate....................................................           8%             0%            19%
                                                                             JANUARY 11,
                                                                                1993*
                                                                               THROUGH
                                                                             DECEMBER 31,
                                                                                 1993
PER SHARE DATA:
Net asset value, beginning of period.......................................      $10.00
Income (loss) from investment operations:
  Net investment income....................................................         .68
  Net realized and unrealized gain (loss) on investments...................         .05
    Total from investment operations.......................................         .73
Less distributions to shareholders from net investment income..............        (.68)
Net asset value, end of period.............................................      $10.05
TOTAL RETURN+..............................................................        7.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..................................     $38,851
Ratios to average net assets:
  Expenses.................................................................        .68%++**
  Net investment income....................................................       6.93%++**
Portfolio turnover rate....................................................         39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                               SIX MONTHS
                                                                                                  ENDED       YEAR ENDED
                                                                                                JUNE 30,     DECEMBER 31,
                                                                                                  1995#          1994
Expenses.....................................................................................     1.05%          1.00%
Net investment income........................................................................     7.06%          6.93%
                                                                                               JANUARY 11,
                                                                                                  1993*
                                                                                                 THROUGH
                                                                                               DECEMBER 31,
                                                                                                   1993
Expenses.....................................................................................        .99%
Net investment income........................................................................       6.62%

See accompanying notes to financial statements.
                                                                              23

(Photo of               EVERGREEN U.S. GOVERNMENT FUND --
the Capitol)               CLASS B AND CLASS C SHARES
                              FINANCIAL HIGHLIGHTS

                                                                       CLASS B SHARES                         CLASS C SHARES
                                                     SIX MONTHS                             JANUARY 11,    SIX MONTHS     SIX
                                                       ENDED      SIX MONTHS                   1993*         ENDED       MONTHS
                                                    DECEMBER 31,    ENDED      YEAR ENDED     THROUGH     DECEMBER 31,   ENDED
                                                        1995       JUNE 30,   DECEMBER 31,  DECEMBER 31,      1995      JUNE 30,
                                                    (UNAUDITED)     1995#         1994          1993      (UNAUDITED)    1995#
PER SHARE DATA:
Net asset value, beginning of period...............      $9.65        $9.07       $10.05        $10.00        $9.65       $9.07
Income (loss) from investment operations:
  Net investment income............................        .28          .29          .61           .63          .28         .29
  Net realized and unrealized gain (loss) on
    investments....................................        .23          .58         (.98)          .05          .23         .58
    Total from investment operations...............        .51          .87         (.37)          .68          .51         .87
Less distributions to shareholders from net
  investment income................................       (.28)        (.29)        (.61)         (.63)        (.28)       (.29)
Net asset value, end of period.....................      $9.88        $9.65        $9.07        $10.05        $9.88       $9.65
TOTAL RETURN+......................................       5.4%         9.8%        (3.8%)         6.9%         5.4%        9.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........   $187,623     $192,490     $195,571      $236,696         $432        $350
Ratios to average net assets:
  Expenses.........................................    1.75%++      1.79%++**      1.54%**      1.19%++**     1.75%++**   1.79%++**
  Net investment income............................    5.82%++      6.32%++**      6.42%**      6.44%++**     5.81%++**   6.36%++**
Portoflio turnover rate............................         8%           0%          19%           39%           8%          0%

                                                     SEPTEMBER 2,
                                                        1993*
                                                       THROUGH
                                                     DECEMBER 31,
                                                         1994
PER SHARE DATA:
Net asset value, beginning of period...............      $9.39
Income (loss) from investment operations:
  Net investment income............................        .20
  Net realized and unrealized gain (loss) on
    investments....................................       (.32)
    Total from investment operations...............       (.12)
Less distributions to shareholders from net
  investment income................................       (.20)
Net asset value, end of period.....................      $9.07
TOTAL RETURN+......................................      (1.3%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..........       $266
Ratios to average net assets:
  Expenses.........................................      1.71%++**
  Net investment income............................      6.70%++**
Portoflio turnover rate............................        19%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                     CLASS B SHARES               CLASS C
                                                                                                   JANUARY 11,     SHARES
                                                                         SIX MONTHS                   1993*      SIX MONTHS
                                                                           ENDED      YEAR ENDED     THROUGH       ENDED
                                                                          JUNE 30,   DECEMBER 31,  DECEMBER 31,   JUNE 30,
                                                                           1995#         1994          1993        1995#
Expenses................................................................    1.80%        1.58%          1.50%       1.80%
Net investment income...................................................    6.31%        6.38%          6.13%       6.34%

                                                                          SEPTEMBER 2,
                                                                             1993*
                                                                            THROUGH
                                                                          DECEMBER 31,
                                                                              1994
Expenses................................................................      1.75%
Net investment income...................................................      6.66%

See accompanying notes to financial statements.
24

(Photo of              EVERGREEN U.S. GOVERNMENT FUND --
the Capitol)                     CLASS Y SHARES
                              FINANCIAL HIGHLIGHTS

                                                                                      SIX MONTHS
                                                                                        ENDED      SIX MONTHS
                                                                                     DECEMBER 31,     ENDED      YEAR ENDED
                                                                                         1995       JUNE 30,    DECEMBER 31,
                                                                                     (UNAUDITED)      1995#         1994
PER SHARE DATA:
Net asset value, beginning of period................................................      $9.65        $9.07        $10.05
Income (loss) from investment operations:
  Net investment income.............................................................        .33          .34           .69
  Net realized and unrealized gain (loss) on investments............................        .23          .58          (.98)
    Total from investment operations................................................        .56          .92          (.29)
Less distributions to shareholders from net investment income.......................       (.33)        (.34)         (.69)
Net asset value, end of period......................................................      $9.88        $9.65         $9.07
TOTAL RETURN+.......................................................................       5.9%        10.3%         (2.9%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...........................................    $95,844      $16,934       $15,595
Ratios to average net assets:
  Expenses..........................................................................       .74%++       .79%++**       .71%
  Net investment income.............................................................      6.81%++      7.31%++**      7.27%
Portfolio turnover rate.............................................................         8%           0%           19%
                                                                                      SEPTEMBER 2,
                                                                                         1993*
                                                                                        THROUGH
                                                                                      DECEMBER 31,
                                                                                          1993
PER SHARE DATA:
Net asset value, beginning of period................................................      $10.25
Income (loss) from investment operations:
  Net investment income.............................................................         .25
  Net realized and unrealized gain (loss) on investments............................        (.20)
    Total from investment operations................................................         .05
Less distributions to shareholders from net investment income.......................        (.25)
Net asset value, end of period......................................................      $10.05
TOTAL RETURN+.......................................................................         .5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...........................................     $14,486
Ratios to average net assets:
  Expenses..........................................................................        .48%++**
  Net investment income.............................................................       7.20%++**
Portfolio turnover rate.............................................................         39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                SIX MONTHS
                                                                                                  ENDED      YEAR ENDED
                                                                                                 JUNE 30,   DECEMBER 31,
                                                                                                  1995#         1994
Expenses.......................................................................................     .80%         .75%
Net investment income..........................................................................    7.30%        7.23%
                                                                                                 SEPTEMBER 2,
                                                                                                    1993*
                                                                                                   THROUGH
                                                                                                 DECEMBER 31,
                                                                                                     1993
Expenses.......................................................................................        .79%
Net investment income..........................................................................       6.89%

See accompanying notes to financial statements.
                                                                              25

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                       SIX MONTHS ENDED DECEMBER 31, 1995
                                  (UNAUDITED)
NOTE 1 -- ORGANIZATION AND NATURE OF OPERATIONS
     The Evergreen Income Funds are each a separate series of an open-end management company registered under the Investment Company Act of 1940, as amended (the "Act"). The Evergreen Income Funds consist of Evergreen Short-Intermediate Bond Fund ("Short-Intermediate") (formerly Evergreen Fixed Income Fund, see Note 7), Evergreen U.S.
Government Fund ("U.S. Government") and Evergreen Managed Bond Fund ("Managed Bond") collectively referred to as the Funds.
     Short-Intermediate's investment objective is to attain a high level of current income, with capital growth as a secondary objective, through investment in a broad range of investment grade debt secrities. U.S. Government's investment objective is to achieve a high level of current income consistent with stability of principal. Managed Bond's investment objective is total return through investment in high grade corporate bonds and U.S. Government and agency bonds.
NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.
     SECURITY VALUATIONS -- U.S. government obligations are valued at the mean between the over-the-counter bid and ask price as furnished by an independent pricing service. Corporate bonds (and other fixed income and asset backed securities) are valued at the last sale price reported on national securities exchanges on that day, if available. Otherwise, corporate bonds and asset backed securities are valued at the mean between the over-the-counter bid and ask price provided by an independent pricing service. Short-term securities when purchased with remaining maturities of sixty days or less are stated at amortized cost which approximates market value.
     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains or losses are determined on the identified cost basis.
     INVESTMENT INCOME AND EXPENSES -- Interest income and expenses are accrued daily. Premiums and discounts paid on securities are amortized into interest income.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income for U.S. Government are declared daily and paid monthly. Dividends from net investment income are declared and paid monthly for Short-Intermediate and Managed Bond. Dividends from net realized capital gains on investments, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from the amounts available under generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.
     INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable net income to its shareholders. Accordingly, no provisions for Federal income or excise taxes are necessary. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.
     At June 30, 1995, each Fund's most recent fiscal year end, Short-Intermediate, Managed Bond and U.S. Government had capital loss carryforwards of $6,020,616, $1,440,454, and $7,446,782 respectively. Pursuant to the Code, such capital
26

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                SIX MONTHS ENDED DECEMBER 31, 1995 -- CONTINUED
NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES -- continued loss carryforwards will expire in the year 2002 for Short-Intermediate and Managed Bond and 2001 ($1,978,402) and 2002 ($5,468,380) for U.S. Government.
     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds record when-issued or delayed delivery transactions on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.
     USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
NOTE 3 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY AGREEMENT -- First Union National Bank of North
Carolina ("First Union"), each Fund's investment adviser, is entitled to receive a fee of .50 of 1% of each Fund's average daily net assets. For Managed Bond, First Union voluntarily waived its advisory fee in total for the six months ended December 31, 1995. First Union can modify or terminate this voluntary waiver at any time.
     ADMINISTRATIVE AGREEMENT -- Through July 7, 1995, Federated Investor Services ("FAS") provided the Funds with certain administrative personnel and services. In addition, certain of the Funds' officers and Trustees were officers of FAS. Effective July 7, 1995, Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union became the Funds' administrator and Furman Selz, Incorporated ("Furman Selz") became the Funds' sub-administrator. Evergreen Asset's and Furman Selz' fees are based on the average daily net assets of all of the funds administered by Evergreen Asset for which either First Union or Evergreen Asset is also the investment adviser. This fee is calculated at the following annual rates:

  ADMINISTRATION FEE                  AVERAGE DAILY NET ASSETS
        0.050%                        on the first $7 billion
        0.035%                        on the next $3 billion
        0.030%                        on the next $5 billion
        0.020%                        on the next $10 billion
        0.015%                        on the next $5 billion
        0.010%                        in excess of $30 billion
SUB-ADMINISTRATION FEE                AVERAGE DAILY NET ASSETS
        0.0100%                       on the first $7 billion
        0.0075%                       on the next $3 billion
        0.0050%                       on the next $15 billion
        0.0040%                       in excess of $25 billion

     At December 31, 1995, net assets for which Evergreen Asset was the administrator for which either Evergreen Asset or First Union was the investment adviser totalled approximately $10.4 billion.
     PLAN OF DISTRIBUTION AND SHAREHOLDER SERVICING -- Short-Intermediate and U.S. Government, for their Class A, Class B and Class C shares, have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Funds may incur distribution expenses up to an annual fee of
 .75 of 1% of the average daily net assets of the Class A, Class B and Class C shares. For the six-month period ended December 31, 1995, the payments for Class A shares were limited to .25 of 1% of Class A shares average daily net assets for U.S. Government and .10 of 1% of Class A shares average daily net assets for Short-Intermediate. Managed Bond does not offer shares to which the Plan relates and therefore, no Rule 12b-1 payments were made by Managed Bond.
                                                                              27

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                SIX MONTHS ENDED DECEMBER 31, 1995 -- CONTINUED
NOTE 3 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
     In connection with their Plans, Short-Intermediate and U.S. Government have entered into distribution agreements with Evergreen Funds Distributor, Inc. ("EFD"), a subsidiary of Furman Selz. Under its agreement, Short-Intermediate will compensate EFD for its services at a rate which may not exceed an annual fee of .10 of 1% of its Class A share's average daily net assets and .75 of 1% of its Class B share's average daily net assets. Under its agreement, U.S. Government will compensate EFD for its services at an annual fee of .25 of 1% of Class A share's average daily net assets and .75 of 1% of its Class B average daily net assets. Under the terms of a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), each of the Funds will pay FUBS up to .25 of 1% of average daily net assets of the Funds' Class B and Class C shares. This fee is designed to obtain certain services for shareholders and to maintain the shareholder accounts.
     EFD has advised the Funds that it has retained the following amounts from front-end sales charges resulting from sales of Class A shares during the six months ended December 31, 1995:

                                                    FRONT-END
                                                  SALES CHARGES
Short-Intermediate........................           $18,968
U.S. Government...........................            17,023

     ORGANIZATIONAL EXPENSES -- Organizational expenses were borne initially by FAS. As a result of the change in the administration agreement (see above), First Union purchased the remaining unreimbursed initial organizational expenses from FAS. Each Fund will reimburse First Union during the five-year period following its commencement of operations. Pursuant to these arrangements, for the six months ended December 31, 1995, the Funds have paid and have a remaining liability as follows:

                                                  ORGANIZATIONAL         ORGANIZATIONAL
                                                     EXPENSES               EXPENSES
                                                       PAID                REMAINING
Managed Bond..............................            $9,847                 --
U.S. Government...........................             6,679                $ 40,073

NOTE 4 -- INVESTMENT TRANSACTIONS
     The cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six months ended December 31, 1995 were as follows:

                                                                       PURCHASES                           SALES
                                                             U.S. GOVERNMENT       OTHER       U.S. GOVERNMENT       OTHER
Managed Bond..............................................     $13,516,691               --      $ 5,600,422               --
Short-Intermediate........................................      81,801,866      $62,776,603       78,104,636      $22,499,392
U.S. Government...........................................      98,356,591               --       22,494,311               --

     On December 31, 1995, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal tax purposes was as follows (book cost was equal to tax cost):

                                                                       APPRECIATION    DEPRECIATION          NET
Managed Bond........................................................    $4,546,005       ($634,757)    $  3,911,248
Short-Intermediate..................................................     9,392,253      (3,939,714 )       5,452,539
U.S. Government.....................................................     5,901,487      (4,711,539 )       1,189,948

NOTE 5 -- SHARES OF BENEFICIAL INTEREST
     Managed Bond has an unlimited number of no par shares of beneficial interest authorized, designated Class Y shares. For Short-Intermediate and U.S. Government, an unlimited number of no par shares are divided into four classes which are
28

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                SIX MONTHS ENDED DECEMBER 31, 1995 -- CONTINUED
NOTE 5 -- SHARES OF BENEFICIAL INTEREST -- continued designated Class A, Class B, Class C and Class Y shares. Class A shares are offered with a front-end sales charge of up to 4.75%. Class B shares are offered with a contingent deferred sales charge payable when shares are redeemed which would decline from 5% to zero over a seven-year period (after which it is expected that they will convert to Class A shares). Class C shares are sold with a contingent deferred sales charge of 1% for shares redeemed during the first year after purchase. Class Y shares are sold without a sales charge and are available only to investment advisory clients of the Adviser and its affiliates, certain institutional investors and Class Y shareholders of record of other funds managed by the Adviser and its affiliates as of December 30, 1994. All classes have identical voting, dividend, liquidation and other rights, except that certain classes bear different distribution expenses (see Note 3) and have exclusive voting rights with respect to their distribution plan.
     Transactions in shares of beneficial interest were as follows:

                                                                            SIX MONTHS ENDED
                                                                           DECEMBER 31, 1995              SIX MONTHS ENDED
                                                                              (UNAUDITED)                  JUNE 30, 1995
MANAGED BOND                                                             SHARES         AMOUNT         SHARES         AMOUNT
CLASS Y
Shares sold.........................................................    1,904,097    $ 19,292,993     1,687,452    $ 16,463,692
Shares issued on reinvestment of distributions......................      214,777       2,168,467       254,758       2,459,099
Shares redeemed.....................................................   (1,506,834)    (15,193,388)   (4,141,273)    (40,222,694)
Net increase (decrease) resulting from Fund share transactions            612,040    $  6,268,072    (2,199,063)   ($21,299,903)

                                                                            SIX MONTHS ENDED
                                                                           DECEMBER 31, 1995              SIX MONTHS ENDED
                                                                              (UNAUDITED)                  JUNE 30, 1995
SHORT-INTERMEDIATE                                                       SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Shares sold.........................................................      184,129    $  1,843,859       229,181    $  2,246,501
Shares issued on reinvestment of distributions......................       46,890         468,421        51,319         500,703
Shares redeemed.....................................................     (330,893)     (3,311,563)     (403,087)     (3,946,036)
  Net decrease......................................................      (99,874)       (999,283)     (122,587)     (1,198,832)
CLASS B
Shares sold.........................................................      364,051       3,653,658       101,244         987,765
Shares issued on reinvestment of distributions......................       35,571         356,424        34,321         335,572
Shares redeemed.....................................................     (248,236)     (2,488,419)     (252,818)     (2,457,608)
  Net increase (decrease)...........................................      151,386       1,521,663      (117,253)     (1,134,271)
CLASS C
Shares sold.........................................................       38,651         386,856         2,424          23,946
Shares issued on reinvestment of distributions......................        1,075          10,787           594           5,816
Shares redeemed.....................................................      (14,259)       (142,756)       (4,260)        (41,852)
  Net increase (decrease)...........................................       25,467         254,887        (1,242)        (12,090)
CLASS Y
Shares sold.........................................................    7,923,465      79,282,094     6,633,965      64,819,418
Shares issued on reinvestment of distributions......................      972,536       9,715,883     1,084,829      10,581,894
Shares redeemed.....................................................   (8,383,243)    (83,890,536)   (9,328,176)    (91,429,481)
  Net increase (decrease)...........................................      512,758       5,107,441    (1,609,382)    (16,028,169)
Total net increase (decrease) resulting from Fund
  share transactions................................................      589,737    $  5,884,708    (1,850,464)   ($18,373,362)

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                SIX MONTHS ENDED DECEMBER 31, 1995 -- CONTINUED
NOTE 5 -- SHARES OF BENEFICIAL INTEREST -- continued

                                                                            SIX MONTHS ENDED
                                                                           DECEMBER 31, 1995              SIX MONTHS ENDED
                                                                              (UNAUDITED)                  JUNE 30, 1995
U.S. GOVERNMENT                                                          SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Shares sold.........................................................      276,516    $  2,675,153       129,542      $1,230,340
Shares issued on reinvestment of distributions......................       38,320         372,050        38,627         363,779
Shares redeemed.....................................................     (487,833)     (4,722,517)     (455,148)     (4,253,390)
  Net decrease......................................................     (172,997)     (1,675,314)     (286,979)     (2,659,271)
CLASS B
Shares sold.........................................................      856,528       8,276,964       361,937       3,402,126
Shares issued on reinvestment of distributions......................      274,065       2,660,059       310,078       2,918,499
Shares redeemed.....................................................   (2,092,289)    (20,249,713)   (2,281,908)    (21,266,740)
  Net decrease......................................................     (961,696)     (9,312,690)   (1,609,893)    (14,946,115)
CLASS C
Shares sold.........................................................       15,023         145,180        21,067         197,099
Shares issued on reinvestment of distributions......................          595           5,771           377           3,563
Shares redeemed.....................................................       (8,149)        (78,487)      (14,514)       (136,177)
  Net increase......................................................        7,469          72,464         6,930          64,485
CLASS Y
Shares sold.........................................................    8,290,536      79,493,761       370,297       3,492,186
Shares issued on reinvestment of distributions......................      248,474       2,417,713        48,784         459,225
Shares redeemed.....................................................     (591,643)     (5,719,562)     (383,032)     (3,590,857)
  Net increase......................................................    7,947,367      76,191,912        36,049         360,554
Total net increase (decrease) resulting from Fund
  share transactions................................................    6,820,143    $ 65,276,372    (1,853,893)   ($17,180,347)

NOTE 6 -- RESTRICTED SECURITIES
     Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Funds' pricing committee. Additional information on each restricted security held at December 31, 1995 is as follows:

                                                     ACQUISITION     ACQUISITION
       FUND                    SECURITY                 DATE            COST
Managed Bond           CenFed Financial Corp.          12/15/94      $   500,000
Managed Bond           Goldman Sachs Group               7/8/94          922,280
Managed Bond           Jet Equipment Trust              12/9/94        2,000,000
Managed Bond           Progress Capital Holdings         9/6/91        1,998,060
Short-Intermediate     CenFed Financial Corp.          12/15/94        3,000,000

NOTE 7 -- SUBSEQUENT EVENTS
     Effective January 1, 1996, First Fidelity Bancorporation ("First Fidelity") merged with First Union. Effective on the close of business, January 19, 1996, the FFB Lexicon Fixed Income Fund and the FFB Lexicon Intermediate-Term Securities Fund joined the Evergreen Income Funds Group and subsequently changed their names to Evergreen Intermediate-Term Bond Fund and Evergreen Intermediate-Term Government Securities Fund, respectively.
     Effective January 8, 1996, Evergreen Short-Intermediate Bond Fund changed its name from Evergreen Fixed Income Fund.
30

                     COMBINED NOTES TO FINANCIAL STATEMENTS
                SIX MONTHS ENDED DECEMBER 31, 1995 -- CONTINUED
NOTE 7 -- SUBSEQUENT EVENTS -- continued
     On January 8, 1996 Managed Bond signed an agreement and Plan of Reorganization to exchange substantially all of its net assets for shares of Evergreen Intermediate-Term Bond Fund. On February 12, 1996, Managed Bond's shareholders approved the proposed transaction which is scheduled to take place on or about February 29, 1996.
                                                                              31

                             TRUSTEES AND OFFICERS
                              TRUSTEES:
                              James S. Howell, Chairman
                              Gerald M. McDonnell
                              Thomas L. McVerry
                              William W. Pettit
                              Russell A. Salton, III M.D.
                              Michael S. Scofield
                              OFFICERS:
                              John J. Pileggi
                              President and Treasurer
                              Joan V. Fiore
                              Secretary
                              Sheryl Hirschfeld
                              Assistant Secretary
                              Donald E. Brostrom
                              Assistant Treasurer
                              Stephen W. St. Clair
                              Assistant Treasurer

                    NOT
                    FDIC     May lose value
                   INSURED   No bank guarantee

                   Evergreen Funds Distributor, Inc.

53786                                                             2/96